Loans Payable (Tables)	6 Months Ended
Jun. 30, 2025
Loans Payable [Abstract]
Schedule of Loan Payable to Non-Related Parties	Loans payable consists of the following:
	June 30, 2025	December 31, 2024
	EUR	EUR

Unsecured – at amortized cost	54,426	9,463
Less current portion	(6,320)	(6,297)
	48,106	3,166